Investments - Other (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase	$ 66,993		$ 109,629
Repurchase agreements, interest expense amount	80	49
Collateral pledged in support of repurchase agreements	$ 70,740		$ 133,922
Minimum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	0.22%		0.37%
Maximum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	0.28%		0.44%